Fair Value of Financial Instruments and Derivatives Instruments - Summary of Gain Recognized on Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net Gain/(loss) Recognized	$ (3,670)	$ 523	$ 8,723
Forward Freight | Other expense income on derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net Gain/(loss) Recognized	(485)	(1,681)	7,066
Foreign Currency | Other expense income on derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net Gain/(loss) Recognized	(3,380)	1,819	862
Interest Rate | Other expense income on derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net Gain/(loss) Recognized	0	338	5,327
Bunker Fuel | Other expense income on derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net Gain/(loss) Recognized	$ 195	$ 47	$ (4,532)